UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-00572

American Mutual Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: July 31, 2014

Michael W. Stockton

American Mutual Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Eric A. S. Richards

O’Melveny & Myers LLP

400 South Hope Street, 10th Floor

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

American Mutual Fund®
Investment portfolio
July 31, 2014
unaudited
Common stocks 91.86% Energy 7.16%	Shares	Value (000)
BP PLC (ADR)	3,294,180	$161,316
Chevron Corp.	4,839,411	625,446
ConocoPhillips	3,274,900	270,179
Diamond Offshore Drilling, Inc.	728,941	34,107
Enbridge Inc.	3,353,300	164,245
Ensco PLC, Class A	2,772,800	140,442
EOG Resources, Inc.	1,075,200	117,670
Exxon Mobil Corp.	1,450,000	143,463
Halliburton Co.	317,000	21,870
Noble Energy, Inc.	357,000	23,737
Royal Dutch Shell PLC, Class A (ADR)	4,635,907	379,356
Schlumberger Ltd.	1,410,000	152,830
Spectra Energy Corp	3,652,500	149,460
		2,384,121
Materials 5.09%
Air Products and Chemicals, Inc.	840,000	110,838
Barrick Gold Corp.	1,835,000	33,177
CRH PLC (ADR)	1,089,059	25,582
Dow Chemical Co.	9,316,690	475,803
E.I. du Pont de Nemours and Co.	690,000	44,374
Freeport-McMoRan Inc.	1,157,700	43,090
International Flavors & Fragrances Inc.	760,000	76,752
MeadWestvaco Corp.	3,860,890	161,385
Monsanto Co.	300,000	33,927
Mosaic Co.	3,060,500	141,120
Nucor Corp.	1,099,600	55,222
Potash Corp. of Saskatchewan Inc.	1,930,000	68,496
Praxair, Inc.	3,323,624	425,889
		1,695,655
Industrials 15.83%
3M Co.	1,515,000	213,448
Boeing Co.	1,227,100	147,841
Caterpillar Inc.	1,230,000	123,922
CSX Corp.	10,454,193	312,789
Cummins Inc.	1,855,200	258,596
Dover Corp.	1,174,779	100,749
Eaton Corp. PLC	1,265,000	85,919
Emerson Electric Co.	3,211,850	204,434
General Dynamics Corp.	4,308,000	503,045
General Electric Co.	13,860,000	348,579
Illinois Tool Works Inc.	850,000	70,015
Lockheed Martin Corp.	2,388,660	398,835
Norfolk Southern Corp.	2,575,400	261,815
PACCAR Inc	500,000	31,135
Pitney Bowes Inc.	2,000,000	54,120
American Mutual Fund — Page 1 of 8

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Precision Castparts Corp.	399,000	$91,291
Republic Services, Inc.	2,836,300	107,581
Rockwell Automation	1,693,800	189,130
Siemens AG (ADR)	1,052,000	129,938
Snap-on Inc.	750,000	90,150
Union Pacific Corp.	3,562,200	350,200
United Parcel Service, Inc., Class B	4,596,300	446,255
United Technologies Corp.	2,823,174	296,857
Waste Management, Inc.	10,202,900	458,008
		5,274,652
Consumer discretionary 10.57%
Carnival Corp., units	6,244,100	226,161
Coach, Inc.	1,036,722	35,829
Comcast Corp., Class A	6,919,900	371,806
Comcast Corp., Class A, special nonvoting shares	2,090,000	111,752
Darden Restaurants, Inc.	5,597,097	261,664
Harley-Davidson, Inc.	780,000	48,220
Hasbro, Inc.	1,948,788	97,361
Home Depot, Inc.	8,193,552	662,449
Honda Motor Co., Ltd. (ADR)	1,047,800	36,547
Johnson Controls, Inc.	7,899,380	373,167
Mattel, Inc.	2,771,947	98,196
McDonald’s Corp.	634,200	59,970
Newell Rubbermaid Inc.	6,605,200	214,537
Ross Stores, Inc.	476,000	30,654
Scripps Networks Interactive, Inc., Class A	265,000	21,839
Starbucks Corp.	603,000	46,841
Tiffany & Co.	369,265	36,044
Time Inc.[1]	218,533	5,267
Time Warner Cable Inc.	775,200	112,482
Time Warner Inc.	3,272,103	271,650
Viacom Inc., Class B	580,000	47,949
Whirlpool Corp.	225,000	32,094
Williams-Sonoma, Inc.	4,163,000	279,212
YUM! Brands, Inc.	567,390	39,377
		3,521,068
Consumer staples 6.98%
Avon Products, Inc.	4,335,600	57,230
Coca-Cola Co.	7,863,400	308,953
Colgate-Palmolive Co.	1,130,000	71,642
ConAgra Foods, Inc.	1,372,271	41,346
CVS/Caremark Corp.	1,045,000	79,796
General Mills, Inc.	1,500,000	75,225
Kellogg Co.	1,539,423	92,104
Kimberly-Clark Corp.	1,000,000	103,870
Kraft Foods Group, Inc.	4,849,766	259,875
Mead Johnson Nutrition Co.	186,000	17,008
Mondelez International, Inc.	11,278,300	406,019
PepsiCo, Inc.	1,235,769	108,871
Procter & Gamble Co.	6,406,400	495,343
American Mutual Fund — Page 2 of 8

unaudited
Common stocks Consumer staples (continued)	Shares	Value (000)
Unilever PLC (ADR)	1,941,000	$83,909
Walgreen Co.	1,820,200	125,175
		2,326,366
Health care 13.94%
Abbott Laboratories	1,863,000	78,469
AbbVie Inc.	19,992,000	1,046,381
Aetna Inc.	503,700	39,052
AmerisourceBergen Corp.	356,000	27,380
Amgen Inc.	8,475,748	1,079,725
Bristol-Myers Squibb Co.	7,230,000	365,983
Cardinal Health, Inc.	1,560,000	111,774
Humana Inc.	138,000	16,236
Johnson & Johnson	2,745,000	274,747
Medtronic, Inc.	1,689,000	104,279
Merck & Co., Inc.	7,992,485	453,494
Novartis AG (ADR)	3,014,000	262,037
Pfizer Inc.	8,263,100	237,151
Quest Diagnostics Inc.	1,880,000	114,868
ResMed Inc.	1,500,000	77,610
St. Jude Medical, Inc.	1,367,400	89,141
Stryker Corp.	2,154,435	171,859
UnitedHealth Group Inc.	1,162,600	94,229
		4,644,415
Financials 8.82%
ACE Ltd.	668,400	66,907
Aon PLC, Class A	1,852,000	156,235
Arthur J. Gallagher & Co.	4,490,548	202,075
Bank of New York Mellon Corp.	3,141,400	122,640
Bank of Nova Scotia	2,310,900	156,910
BB&T Corp.	1,046,000	38,723
BlackRock, Inc.	110,300	33,612
CME Group Inc., Class A	817,600	60,453
HSBC Holdings PLC (ADR)	1,700,000	90,763
Hudson City Bancorp, Inc.	1,696,000	16,536
Intercontinental Exchange, Inc.	664,918	127,810
JPMorgan Chase & Co.	4,048,700	233,488
Marsh & McLennan Companies, Inc.	4,296,394	218,128
McGraw Hill Financial, Inc.	321,643	25,802
Old Republic International Corp.	7,110,000	102,313
PNC Financial Services Group, Inc.	1,806,400	149,136
Principal Financial Group, Inc.	7,567,000	375,929
Progressive Corp.	2,000,000	46,880
State Street Corp.	1,479,700	104,230
Sun Life Financial Inc.	4,435,300	169,118
Toronto-Dominion Bank	1,745,600	91,208
U.S. Bancorp	3,906,079	164,172
Wells Fargo & Co.	3,343,000	170,159
Willis Group Holdings PLC	350,100	14,267
		2,937,494
American Mutual Fund — Page 3 of 8

unaudited
Common stocks Information technology 10.46%	Shares	Value (000)
Accenture PLC, Class A	414,000	$32,822
Analog Devices, Inc.	1,329,640	65,990
Apple Inc.	6,160,000	588,711
Automatic Data Processing, Inc.	3,356,300	272,901
Google Inc., Class A1	38,000	22,023
Google Inc., Class C1	38,000	21,721
Hewlett-Packard Co.	2,137,465	76,115
Intel Corp.	2,800,000	94,892
International Business Machines Corp.	474,950	91,033
KLA-Tencor Corp.	1,322,000	94,510
Linear Technology Corp.	1,863,700	82,254
Maxim Integrated Products, Inc.	4,700,000	137,757
Microsoft Corp.	11,999,607	517,903
Oracle Corp.	9,818,000	396,549
Paychex, Inc.	1,000,000	41,010
QUALCOMM Inc.	431,000	31,765
Texas Instruments Inc.	19,256,322	890,605
Xilinx, Inc.	688,400	28,314
		3,486,875
Telecommunication services 4.39%
AT&T Inc.	5,470,000	194,677
BCE Inc.	1,000,000	45,280
Verizon Communications Inc.	24,236,997	1,222,030
		1,461,987
Utilities 6.73%
Ameren Corp.	1,660,000	63,827
American Electric Power Co., Inc.	1,435,000	74,606
Dominion Resources, Inc.	2,860,000	193,450
DTE Energy Co.	750,000	55,365
Duke Energy Corp.	3,790,847	273,434
Edison International	1,420,000	77,816
Exelon Corp.	13,522,720	420,286
FirstEnergy Corp.	7,373,000	230,111
National Grid PLC (ADR)	1,412,599	101,411
PG&E Corp.	10,590,000	473,055
PPL Corp.	2,044,300	67,442
Southern Co.	2,500,000	108,225
Xcel Energy Inc.	3,365,000	103,642
		2,242,670
Miscellaneous 1.89%
Other common stocks in initial period of acquisition		629,359
Total common stocks (cost: $21,144,271,000)		30,604,662
Preferred securities 0.03% Financials 0.03%
U.S. Bancorp, Series F, 6.50% noncumulative depositary shares	387,000	10,975
Total preferred securities (cost: $10,004,000)		10,975
American Mutual Fund — Page 4 of 8

unaudited
Convertible stocks 0.18% Miscellaneous 0.18%	Shares	Value (000)
Other convertible stocks in initial period of acquisition		$58,920
Total convertible stocks (cost: $61,102,000)		58,920
Bonds, notes & other debt instruments 1.20% Corporate bonds & notes 1.18% Energy 0.01%	Principal amount (000)
Enbridge Energy Partners, LP 5.35% 2014	$5,075	5,161
Financials 1.10%
Bank of America Corp., Series K, junior subordinated 8.00% noncumulative (undated)[2]	1,665	1,840
Bank of America Corp., Series M, junior subordinated 8.125% noncumulative (undated)[2]	1,665	1,852
Citigroup Inc. 6.125% 2017	5,000	5,683
ERP Operating LP 6.584% 2015	3,500	3,644
ERP Operating LP 5.125% 2016	2,400	2,565
ERP Operating LP 5.375% 2016	6,455	7,018
ERP Operating LP 5.75% 2017	39,855	44,744
ERP Operating LP 7.125% 2017	5,000	5,836
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)[2]	123,654	136,792
UDR, Inc., Series A, 5.25% 2015	5,000	5,104
Wells Fargo & Co., Series K, junior subordinated 7.98% (undated)[2]	131,826	150,150
		365,228
Utilities 0.07%
FPL Group Capital, Inc. 7.875% 2015	20,000	21,894
Total corporate bonds & notes		392,283
Mortgage-backed obligations 0.02%
Fannie Mae 4.00% 2024[3]	3,904	4,157
Fannie Mae 4.50% 2024[3]	3,795	4,062
		8,219
Total bonds, notes & other debt instruments (cost: $343,204,000)		400,502
Short-term securities 6.74%
Abbott Laboratories 0.08%—0.10% due 8/21/2014—9/16/2014[4]	12,200	68,197
Apple Inc. 0.11% due 11/12/2014[4]	30,000	29,985
Chariot Funding, LLC 0.27% due 2/2/2015[4]	500	499
Chevron Corp. 0.07%—0.08% due 8/5/2014—8/12/2014[4]	6,400	67,399
Coca-Cola Co. 0.12%—0.20% due 10/3/2014—1/21/2015[4]	45,000	170,908
E.I. duPont de Nemours and Co. 0.09% due 9/12/2014[4]	50,000	49,993
Emerson Electric Co. 0.08% due 9/16/2014[4]	28,800	28,797
Fannie Mae 0.06%—0.14% due 8/1/2014—6/1/2015	40,000	533,410
Federal Farm Credit Banks 0.08%—0.11% due 9/25/2014—3/12/2015	17,900	75,778
Federal Home Loan Bank 0.05%—0.09% due 8/4/2014—12/17/2014	40,000	496,167
Freddie Mac 0.05%—0.19% due 8/1/2014—6/10/2015	51,500	385,614
General Electric Capital Corp. 0.13%—0.17% due 10/29/2014—12/19/2014	30,200	60,175
General Electric Co. 0.06% due 8/1/2014	27,400	27,400
IBM Corp. 0.09% due 9/2/2014[4]	15,500	15,499
John Deere Financial Ltd. 0.07% due 8/15/2014[4]	39,400	39,399
Microsoft Corp. 0.09% due 8/13/2014[4]	50,000	49,999
Paccar Financial Corp. 0.11% due 10/3/2014	10,100	10,097
American Mutual Fund — Page 5 of 8

unaudited
Short-term securities	Principal amount (000)	Value (000)
Private Export Funding Corp. 0.18% due 11/12/2014—11/17/2014[4]	$29,000	$53,977
Regents of the University of California 0.12% due 8/11/2014	30,196	30,195
Wal-Mart Stores, Inc. 0.08% due 9/23/2014[4]	50,000	49,995
Total short-term securities (cost: $2,243,365,000)		2,243,483
Total investment securities 100.01% (cost: $23,801,946,000)		33,318,542
Other assets less liabilities (0.01%)		(2,157)
Net assets 100.00%		33,316,385
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
[1]	Security did not produce income during the last 12 months.
[2]	Coupon rate may change periodically.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities< Conditional Value - Other securities > was $624,647,000, which represented 1.87% of the net assets of the fund.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. generally accepted accounting principles. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
American Mutual Fund — Page 6 of 8

unaudited
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
American Mutual Fund — Page 7 of 8

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of July 31, 2014 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Energy	$2,384,121	$—	$—	$2,384,121
Materials	1,695,655	—	—	1,695,655
Industrials	5,274,652	—	—	5,274,652
Consumer discretionary	3,521,068	—	—	3,521,068
Consumer staples	2,326,366	—	—	2,326,366
Health care	4,644,415	—	—	4,644,415
Financials	2,937,494	—	—	2,937,494
Information technology	3,486,875	—	—	3,486,875
Telecommunication services	1,461,987	—	—	1,461,987
Utilities	2,242,670	—	—	2,242,670
Miscellaneous	629,359	—	—	629,359
Preferred securities	10,975	—	—	10,975
Convertible stocks	58,920	—	—	58,920
Bonds, notes & other debt instruments	—	400,502	—	400,502
Short-term securities	—	2,243,483	—	2,243,483
Total	$30,674,557	$2,643,985	$—	$33,318,542
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$9,800,112
Gross unrealized depreciation on investment securities	(241,120)
Net unrealized appreciation on investment securities	9,558,992
Cost of investment securities	23,759,550
Key to abbreviation
ADR = American Depositary Receipts
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-003-0914O-S42236	American Mutual Fund — Page 8 of 8

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN MUTUAL FUND

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: September 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: September 26, 2014

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: September 26, 2014